Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company

213 Washington Street

Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

October 17, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life Variable Universal Account

(Registration No. 333-112808)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 4; and (ii) that the text of Post-Effective Amendment No. 4 was filed electronically on October 6, 2005 (Accession No. 0000851693-05-000056).

By:	_/s/______________________
Thomas C. Castano
Vice President and Corporate Counsel
Pruco Life Insurance Company

Via EDGAR